Rule 497(e)

Registration Nos. 333-264900 and 811-23801

Bitwise Funds Trust
(the “Trust”)

Bitwise Web3 ETF

Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF

Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF

Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF

Bitwise Bitcoin Standard Corporations ETF

Bitwise COIN Option Income Strategy ETF

Bitwise MARA Option Income Strategy ETF

Bitwise MSTR Option Income Strategy ETF

Bitwise GME Option Income Strategy ETF

Bitwise Bitcoin Option Income Strategy ETF

Bitwise Ethereum Option Income Strategy ETF

Bitwise BITQ Option Income Strategy ETF

Bitwise Crypto Industry Innovators ETF

Bitwise CRCL Option Income Strategy ETF

(each, a “Fund,” and together, the “Funds”)

October 31, 2025

Supplement To Each Fund’s

Statement of Additional Information

Effective October 31, 2025, Adam Shoffner will replace Kevin Hourihan as Chief Compliance Officer (“CCO”) and Anti-Money Laundering Officer of the Trust. Accordingly, all references to Kevin Hourihan in each of the Fund’s Statement of Additional Information are hereby removed and replaced with reference to Adam Shoffner. In accordance therewith, the section entitled “Management of the Fund – Trustees and Officers” has been revised so as to include the following biographical information for Mr. Shoffner.

Name, Address and Year of Birth	Position and Offices with Trust	Term of Office and Year First Elected or Appointed	Principal Occupations During Past 5 Years	Number of Portfolios in the Bitwise Fund Complex Overseen by Trustee	Other Trusteeships or Directorships Held by Trustee During the Past 5 Years
Officers of the Trust
Adam Shoffner(2) c/o ACA Group Three Canal Plaza Portland, ME 04101 Y.O.B.:1979	Chief Compliance Officer and Anti-Money Laundering Officer	• Indefinite term • Since 2025

Senior Principal Consultant in Fund Officer Services at ACA Group (f/k/a Foreside Financial Group), (2020 – present);

Vice President in Compliance & Regulatory Consulting at Duff & Phelps (2018 – 2020)

				N/A	N/A

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